Accounts Receivable, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	June 30,	December 31,
	2024	2023
Accounts receivable	$172,493	$9,393
Less: allowance for expected credit loss	(18)	(19)
	$172,475	$9,374

As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for expected credit loss, based on the invoice date is as follows:

	June 30,	December 31,
	2024	2023
Within 90 days	$172,475	$9,374
	$172,475	$9,374

The movement of allowances for expected credit loss is as follow:

	June 30,	December 31,
	2024	2023
Balance at beginning of the year	$(19)	$(26)
Reversal (provision) of provision	1	7
Effect of currency translation adjustment	—	—
Ending balance	$(18)	$(19)

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	December 31,
	2023	2022
Accounts receivable	$9,393	$13,026
Less: allowance for expected credit loss	(19)	(26)
	$9,374	$13,000

As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for expected credit loss, based on the invoice date is as follows:

	December 31,
	2023	2022
Within 90 days	$9,374	$13,000
	$9,374	$13,000

The movement of allowances for expected credit loss is as follow:

	December 31,
	2023	2022
Balance at beginning of the year	$(26)	$(286)
Reversal of expected credit losses	7	260
Ending balance	$(19)	$(26)